Property, Plant and Equipment, Net (Details) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 20, 2020	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expenses		$ 1,128,867		$ 1,071,799	$ 497,908
Impairment loss			$ 330,445
Other operating expenses			$ 50,197
HONG KONG
Property, Plant and Equipment, Net (Details) [Line Items]
Sale of property in related parties	$ 1,100,000